Property and equipment and right-of-use assets - Carrying Amounts (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 6,526,937
Ending balance	5,759,343		$ 6,526,937
Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,287,258
Ending balance	4,852,342		5,287,258
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,239,679
Ending balance	907,001		1,239,679
Buildings | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,521,254
Ending balance	1,418,699		1,521,254
Transportation equipment | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	51,197
Ending balance	35,517		51,197
Office and computer equipment | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	645,017
Ending balance	615,063		645,017
Laboratory and testing equipment | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,069,790
Ending balance	2,783,063		3,069,790
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	9,710,911	$ 8,845,239	8,845,239
Reclassification			0
Additions	15,539		1,165,227
Disposals			19,966
Lease reassessments	(161,537)		225,761
Foreign exchange impact	520,201		(505,350)
Ending balance	10,085,114		9,710,911
Cost | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	7,351,549	6,680,440	6,680,440
Reclassification			0
Additions	15,539		1,165,227
Disposals			19,966
Lease reassessments	0		0
Foreign exchange impact	253,179		(474,152)
Ending balance	7,620,267		7,351,549
Cost | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,359,362	2,164,799	2,164,799
Reclassification			0
Additions	0		0
Disposals			0
Lease reassessments	(161,537)	225,761	225,761
Foreign exchange impact	267,022		(31,198)
Ending balance	2,464,847		2,359,362
Cost | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Foreign exchange impact	0
Cost | Buildings | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,880,133	677,277	677,277
Reclassification			258,281
Additions	0		957,367
Disposals			12,792
Lease reassessments	0		0
Foreign exchange impact			0
Ending balance	1,880,133		1,880,133
Cost | Transportation equipment
Reconciliation of changes in property, plant and equipment [abstract]
Foreign exchange impact	0
Cost | Transportation equipment | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	197,524	199,503	199,503
Reclassification			0
Additions	0		0
Disposals			1,979
Lease reassessments	0		0
Foreign exchange impact			0
Ending balance	197,524		197,524
Cost | Office and computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Foreign exchange impact	20,244
Cost | Office and computer equipment | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	982,107	1,082,065	1,082,065
Reclassification			(258,281)
Additions	15,539		198,953
Disposals			0
Lease reassessments	0		0
Foreign exchange impact			(40,630)
Ending balance	1,017,890		982,107
Cost | Laboratory and testing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Foreign exchange impact	232,935
Cost | Laboratory and testing equipment | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,291,785	4,721,595	4,721,595
Reclassification			0
Additions	0		8,907
Disposals			5,195
Lease reassessments	0		0
Foreign exchange impact			(433,522)
Ending balance	4,524,720		4,291,785
Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(3,183,974)	(1,151,370)	(1,151,370)
Reclassification			0
Disposals	0		(15,451)
Lease reassessments	0
Foreign exchange impact	(336,837)		101,237
Charge	(804,960)		(2,149,292)
Ending balance	(4,325,771)		(3,183,974)
Accumulated amortization | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2,064,291)	(680,083)	(680,083)
Reclassification			0
Disposals	0		(15,451)
Lease reassessments	0
Foreign exchange impact	(53,273)		99,494
Charge	(650,361)		(1,499,153)
Ending balance	(2,767,925)		(2,064,291)
Accumulated amortization | Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,119,683)	(471,287)	(471,287)
Reclassification			0
Disposals	0		0
Lease reassessments	0
Foreign exchange impact	(283,564)		1,743
Charge	(154,599)		(650,139)
Ending balance	(1,557,846)		(1,119,683)
Accumulated amortization | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Lease reassessments	0
Accumulated amortization | Buildings | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(358,879)	(58,849)	(58,849)
Reclassification			(258,281)
Disposals	0		(12,792)
Foreign exchange impact	0		0
Charge	(102,555)		(54,541)
Ending balance	(461,434)		(358,879)
Accumulated amortization | Transportation equipment
Reconciliation of changes in property, plant and equipment [abstract]
Lease reassessments	0
Accumulated amortization | Transportation equipment | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(146,327)	(111,251)	(111,251)
Reclassification			0
Disposals	0		(1,979)
Foreign exchange impact	0		0
Charge	(15,680)		(37,055)
Ending balance	(162,007)		(146,327)
Accumulated amortization | Office and computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Lease reassessments	0
Accumulated amortization | Office and computer equipment | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(337,090)	(116,529)	(116,529)
Reclassification			258,281
Disposals	0		0
Foreign exchange impact	(4,653)		9,168
Charge	(61,084)		(488,010)
Ending balance	(402,827)		(337,090)
Accumulated amortization | Laboratory and testing equipment
Reconciliation of changes in property, plant and equipment [abstract]
Lease reassessments	0
Accumulated amortization | Laboratory and testing equipment | Total Property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,221,995)	$ (393,454)	(393,454)
Reclassification			0
Disposals	0		(680)
Foreign exchange impact	(48,620)		90,326
Charge	(471,042)		(919,547)
Ending balance	$ (1,741,657)		$ (1,221,995)